SUP-0116-0119-0319

AB MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)

-	AB National Portfolio
-	AB Arizona Portfolio
-	AB California Portfolio
-	AB Massachusetts Portfolio
-	AB Minnesota Portfolio
-	AB New Jersey Portfolio
-	AB New York Portfolio
-	AB Ohio Portfolio
-	AB Pennsylvania Portfolio
-	AB Virginia Portfolio

SANFORD C. BERNSTEIN FUND, INC. (“SCB Funds”)

-	Short Duration Diversified Municipal Portfolio
-	New York Municipal Portfolio
-	California Municipal Portfolio
-	Diversified Municipal Portfolio

Each of the funds listed above is hereinafter referred to as a “Portfolio” or, collectively, the “Portfolios”.

Supplement dated March 14, 2019 to the (i) Municipal Portfolios Prospectus and Summary Prospectuses dated September 28, 2018 and (ii) SCB Funds Prospectus and Summary Prospectuses dated January 28, 2019 (the “Prospectuses”).

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Effective April 30, 2019, the following chart for each Portfolio replaces the chart under the heading “Portfolio Managers” in the Prospectuses for the following Portfolios and reflects those persons responsible for day-to-day management of each Portfolio’s portfolio.

Municipal Portfolios

Employee	Length of Service	Title
Robert B. (Guy) Davidson III	Since 2002	Senior Vice President of the Adviser

Terrance T. Hults	Since 1995	Senior Vice President of the Adviser

Matthew J. Norton	Since 2016	Vice President of the Adviser

Andrew D. Potter	Since September 2018	Vice President of the Adviser

SCB Funds

Employee	Length of Service	Title
R. B. (Guy) Davidson III	Since 1988	Senior Vice President of the Manager

Terrance T. Hults	Since 2002	Senior Vice President of the Manager

Matthew J. Norton	Since 2016	Vice President of the Manager

Andrew D. Potter	Since 2018	Vice President of the Manager

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Effective April 30, 2019, the following replaces certain information under the heading “Management of the Portfolios — Portfolio Managers” in the Prospectuses.

Municipal Portfolios

Employee; Title; Length of Service	Principal Occupation During the Past Five (5) Years
Robert B. (Guy) Davidson III; Senior Vice President; (since 2002)	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2014.

Terrance T. Hults; Senior Vice President; (since 1995)	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2014.

Matthew J. Norton; Vice President; (since 2016)	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2014.

Andrew D. Potter; Vice President; (since September 2018)	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2014.

SCB Funds

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
R. B. (Guy) Davidson III; since 1988; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2014.

Terrance T. Hults; since 2002; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a similar capacity to his current position since prior to 2014.

Matthew J. Norton; since 2016; Vice President of the Manager	Vice President of the Manager, with which he has been associated in a substantially similar capacity since prior to 2014.

Andrew D. Potter; since 2018; Vice President of the Manager	Vice President of the Manager, with which he has been associated since prior to 2014.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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